GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GEOGRAPHIC INFORMATION
Total revenues	$ 244,383	$ 275,093	$ 248,920
Long-lived assets	48,626	19,048	23,221
Americas, principally the United States
GEOGRAPHIC INFORMATION
Total revenues	126,419	139,583	115,806
Long-lived assets	5,026	3,588	977
Europe
GEOGRAPHIC INFORMATION
Total revenues	78,939	87,679	88,746
Long-lived assets	290	328	662
Eastern Asia
GEOGRAPHIC INFORMATION
Total revenues	35,352	42,108	38,988
Long-lived assets	859	901	706
Israel
GEOGRAPHIC INFORMATION
Total revenues	3,673	5,723	5,380
Long-lived assets	$ 42,451	$ 14,231	$ 20,876